OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other long term assets

	December 31,
	2025	2024
Commission Assets and deposits	$1,523	$1,635
Deferred tax assets, net (see note 14(d))	408	1,063

Total other long term assets	$1,931	$2,698